EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	For the Year Ended December 31,
	2024	2023
Earnings (loss) attributable to common shareholders	$454,590	$(250,009)
Weighted average common shares outstanding – Basic and diluted	45,512,323	45,000,000
Earnings (loss) per shares – basic and diluted	$0.01	$(0.01)